Investments (Details)	12 Months Ended
Jun. 30, 2023 Numbers
Investments (Details) [Line Items]
Number of parties	2
Body Composition Technologies Pte Limited [Member]
Investments (Details) [Line Items]
Interest in joint arrangement	50.00%